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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                November 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       29

Form 13F Information Table Value Total:   $  248,644
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number            Name


	 1    	28- 10514                       Charles Jobson
     	----	--------------------------      --------------------------




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                                                     FORM 13F INFORMATION TABLE


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                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2       COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE          CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF             NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                    AMOUNT     PRN  CALL                           (SOLE)
--------------                    --------       ---------     --------    ---------  ---  ----   ----------   --------   ---------


AERCAP HOLDINGS NV               SHS             N00985106     $6,664        734,680  SH          SHARED       1            734,680
BOYD GAMING CORP                 COM             103304101     $3,966        362,900  SH          SHARED       1            362,900
COPANO ENERGY LLC-UNITS          COM UNITS       217202100     $8,594        472,196  SH          SHARED       1            472,196
DELTA AIR LINES INC              COM NEW         247361702     $20,680     2,307,999  SH          SHARED       1          2,307,999
FAMILYMEDS GROUP INC             COM             30706T209     $56           218,775  SH          SHARED       1            218,775
ENERGY TRANSFER PARTNERS LP      UNIT LTD PARTN  29273R109     $7,398        173,856  SH          SHARED       1            173,856
GAMETECH INTERNATIONAL INC       COM             36466D102     $1,102        644,215  SH          SHARED       1            644,215
GENESIS ENERGY L.P.              UNIT LTD PARTN  371927104     $8,913        553,952  SH          SHARED       1            553,952
H&R BLOCK INC                    COM             093671105     $7,352        400,000  SH          SHARED       1            400,000
INTERVAL LEISURE GROUP INC       COM             46113M108     $1,323        106,197  SH          SHARED       1            106,197
MARKWEST ENERGY PARTNERS LP      UNIT LTD PARTN  570759100     $18,959       802,314  SH          SHARED       1            802,314
MINEFINDERS LTD                  COM             602900102     $2,140        219,737  SH          SHARED       1            219,737
NAM TAI ELECTRONICS INC          COM PAR $0.02   629865205     $2,159        399,845  SH          SHARED       1            399,845
NATURES SUNSHINE PRODS INC       COM             639027101     $9,552      1,785,473  SH          SHARED       1          1,785,473
ORIX CORP                        SPONS ADR       686330101     $1,954         64,332  SH          SHARED       1             64,332
SK TELECOM CO LTD                SPONS ADR       78440P108     $15,761       903,183  SH          SHARED       1            903,183
SKECHERS USA INC                 CL A            830566105     $4,786        279,244  SH          SHARED       1            279,244
SOUTH FINANCIAL GROUP INC        COM             837841105     $4,169      2,835,800  SH          SHARED       1          2,835,800
STARWOOD PROPERTY TRUST INC      COM             85571B105     $7,590        374,800  SH          SHARED       1            374,800
STEELCASE INC-CL A               CL A            858155203     $5,476        881,800  SH          SHARED       1            881,800
SUNTRUST BANKS INC               COM             867914103     $32,693     1,449,800  SH          SHARED       1          1,449,800
TARGA RESOURCES PARTNERS LP      COM             87611X105     $13,061       696,240  SH          SHARED       1            696,240
USG CORP                         COM NEW         903293405     $4,407        256,500  SH          SHARED       1            256,500
WALGREEN CO                      COM             931422109     $12,562       335,250  SH          SHARED       1            335,250
WESTPORT INNOVATIONS INC         COM NEW         960908309     $1,218         95,894  SH          SHARED       1             95,894
WILLIAMS PARTNERS LP             COM UNIT LP     96950F104     $10,375       445,455  SH          SHARED       1            445,455
KRAFT FOODS INC-CLASS A          CL A            50075N104     $10,508       400,000        CALL  SHARED       1            400,000
KRAFT FOODS INC-CLASS A          CL A            50075N104     $525           20,000        CALL  SHARED       1             20,000
WAL-MART STORES INC              COM             931142103     $24,702       503,200        CALL  SHARED       1            503,200



                                                               $248,644



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